CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Due from a subsidiary of the Group	¥ 6,604	$ 1,015	¥ 0
Prepayments and other current assets	40,571	6,236	45,517
Total current assets	1,142,445	175,591	707,738
Non-current assets:
Total non-current assets	813,893	125,093	792,560
Total assets	1,956,338	300,684	1,500,298
Current liabilities
Accrued expenses and other liabilities	171,099	26,298	96,158
Total current liabilities	1,030,700	158,416	763,366
Total liabilities	1,660,606	255,231	1,101,871
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 100,000,000 and 110,000,000 shares issued and outstanding as of December 31, 2016 and 2017, respectively))	6,782	1,042	6,120
Additional paid-in capital	532,474	81,840	452,369
Accumulated deficit	(315,531)	(48,496)	(134,264)
Accumulated other comprehensive loss	40,040	6,154	50,464	¥ 28,189	¥ 7,065
Total shareholders' equity	310,131	47,666	407,200
Total liabilities and shareholders' equity	1,956,338	300,684	1,500,298
Parent Company [Member]
Current assets:
Due from a subsidiary of the Group	145,416	22,350	0
Prepayments and other current assets	143	22	0
Total current assets	145,559	22,372	0
Non-current assets:
Due from related parties	0	0	298,549
Investment in subsidiaries	184,707	28,389	111,661
Total non-current assets	184,707	28,389	410,210
Total assets	330,266	50,761	410,210
Current liabilities
Accrued expenses and other liabilities	5,329	819	0
Advance from a subsidiary of the Group	14,806	2,276	3,010
Total current liabilities	20,135	3,095	3,010
Total liabilities	20,135	3,095	3,010
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 100,000,000 and 110,000,000 shares issued and outstanding as of December 31, 2016 and 2017, respectively))	6,782	1,042	6,120
Additional paid-in capital	532,474	81,840	452,369
Accumulated deficit	(269,165)	(41,370)	(101,753)
Accumulated other comprehensive loss	40,040	6,154	50,464
Total shareholders' equity	310,131	47,666	407,200
Total liabilities and shareholders' equity	¥ 330,266	$ 50,761	¥ 410,210